Note 17 - Segmented Information	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17.	SEGMENTED INFORMATION

The Company operates two distinct reportable business segments as follows:

License of intellectual property: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online and Offline Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) language learning, training, and assessment company. The Company provides the right to access hosted software over a contract term without the customer taking possession of the software. The Company also provides offline licenses for the right to use perpetual language-learning.

Transactions between operating segments and reporting segment are recorded at the exchange amount and eliminated upon consolidation.

Segmented Information (Before Other Financial Items Below)

June 30, 2021	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$238,209	$2,318,681	$50,273	$2,607,163
Segmented liabilities	360,107	116,186	78,730	555,023
Segmented revenue - online	274,823	-	-	274,823
Segmented revenue - royalties	-	904,775	-	904,775
Segmented direct costs	55,922	117,443	-	173,365
Segmented selling, general & administrative	84,044	178,235	255,415	517,694
Segmented profit / (loss)	28,867	492,453	(255,589)	265,731

June 30, 2020	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$242,498	$2,442,338	$55,186	$2,740,022
Segmented liabilities	194,497	674,104	134,417	1,003,018
Segmented revenue - online	171,603	-	-	171,603
Segmented revenue - royalties	5,998	896,912	-	902,910
Segmented direct costs	59,322	60,019	-	119,341
Segmented selling, general & administrative	(576,562)	32,948	297,003	(246,611)
Segmented profit / (loss)	562,808	656,749	(297,292)	922,265

June 30, 2019	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$117,687	$1,576,836	$1,755	$1,736,275
Segmented liabilities	218,457	475,622	337,603	1,031,682
Segmented revenue - online	145,380	-	-	145,380
Segmented revenue -royalties	3,802	857,988	-	861,790
Segmented direct costs	30,215	44,206	-	74,422
Segmented selling, general & administrative	78,762	90,778	261,377	430,917
Segmented profit / (loss)	(80,930)	547,423	(261,734)	204,759

Other Financial Items	2021	2020	2019
Online English Language Learning segmented income (loss)	$28,867	$562,808	$(80,930)
Print-Based English Language Learning segmented income (loss)	492,453	656,749	547,423
Head office	(255,589)	(297,292)	(261,734)
Foreign exchange gain (loss)	29,674	(58,392)	(7,324)
Interest income (expense)	(5,741)	7,921	(24,547)
Share-based payment	(1,780)	(13,846)	(56,759)
Other comprehensive income (loss)	(104,553)	98,934	(26,886)
Total Comprehensive Income (Loss)	$183,331	$956,882	$89,243

Revenue by Geographic Region

	2021	2020	2019
Latin America	$253,853	$194,053	$87,370
China	911,694	861,747	894,643
Other	14,051	18,713	25,156
	$1,179,598	$1,074,513	$1,007,169

Identifiable Non-Current Assets by Geographic Region

	2021	2020	2019
Canada	$18,748	$497,065	$394,501
China	408	510	604
	$19,156	$497,575	$395,105